EQUITY	3 Months Ended	12 Months Ended
	Oct. 31, 2021	Jul. 31, 2021
Equity [Abstract]
EQUITY

Note 8 – EQUITY

During the year ended July 31, 2021, the Company increased the authorized shares for common stock of the Company from 100,000,000 to 1,000,000,000. The Company also authorize preferred of two hundred fifty (250) million. The preferred shares are in three classes, Class A shares which, two hundred twenty nine (229) million authorized are convertible into 50 shares of common shares for each share, Class B shares, twenty (20) million authorized, which are convertible into 1,000 shares of common shares for each share and Class C shares, one (1) million authorized, which are convertible into 1 shares of common shares for each share. There are ninety nine (99) million shares of preferred shares authorized that have not been assigned a class at this time for future requirements.

On July 31, 2021 the Company issued 300,000 shares of Class B Preferred for the acquisition of KANAB CORP.

On July 31, 2021 the Company issued 1,000,000 shares of Class C preferred to the new Company CEO.

During the year ended July 31, 2021, third-party lenders converted $232,057 of principal and interest into 22,187,901 shares of common stock.

On June 28, 2021, the Company issued 50,000,000 warrants to FOMO Advisors LLC for advisory services for future advisory services.

During the three months ended October 31, 2021, third-party lenders converted $69,449 of principal and interest into 30,198,755 shares of common stock.

On September 25, 2021, the Company issued 20,000 shares of Class B Preferred for services.

Note 8 – EQUITY

During the year ended July 31, 2021, the Company increased the authorized shares for common stock of the Company from 100,000,000 to 1,000,000,000. The Company also authorize preferred of two hundred fifty (250) million. The preferred shares are in three classes, Class A shares which, two hundred twenty nine (229) million authorized are convertible into 50 shares of common shares for each share, Class B shares, twenty (20) million authorized, which are convertible into 1,000 shares of common shares for each share and Class C shares, one (1) million authorized, which are convertible into 1 shares of common shares for each share. There are ninety nine (99) million shares of preferred shares authorized that have not been assigned a class at this time for future requirements.

On July 31, 2021 the Company issued 300,000 shares of Class B Preferred for the acquisition of KANAB CORP.

On July 31, 2021 the Company issued 1,000,000 shares of Class C preferred to the new Company CEO.

During the year ended July 31, 2021, third-party lenders converted $232,057 of principal and interest into 22,187,901 shares of common stock.

On June 28, 2021, the Company issued 50,000,000 warrants to FOMO Advisors LLC for future advisory services.